Fair Value of Financial Instruments and Fair Value Measurements, Quantitative Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Impaired Loans [Member] | Commercial [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value			1,019,084
Impaired Loans [Member] | Sales Comparison [Member] | Commercial [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)			0.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)			10.00%
Impaired Loans [Member] | Sales Comparison [Member] | Commercial [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)			15.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)			50.00%
Impaired Loans [Member] | Sales Comparison [Member] | Commercial [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)			(7.50%)
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)			(30.00%)
Real Estate [Member] | Commercial Construction [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	82,422		2,641,041
Real Estate [Member] | Residential Real Estate [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	1,650,474		1,323,296
Real Estate [Member] | Commercial Real Estate [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	5,678,297		5,450,788
Real Estate [Member] | Farmland [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	367,086		1,241,482
Real Estate [Member] | Sales Comparison [Member] | Commercial Construction [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	(22.00%)		(16.00%)
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	0.00%		0.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Construction [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	38.10%		28.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	10.00%		10.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Construction [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	(8.05%)		(6.00%)
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	(5.00%)		(5.00%)
Real Estate [Member] | Sales Comparison [Member] | Residential Real Estate [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	(2.30%)		0.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	0.00%		0.00%
Real Estate [Member] | Sales Comparison [Member] | Residential Real Estate [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	191.70%		46.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	10.00%		25.00%
Real Estate [Member] | Sales Comparison [Member] | Residential Real Estate [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	(94.70%)		(23.00%)
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	(5.00%)		(12.50%)
Real Estate [Member] | Sales Comparison [Member] | Commercial Real Estate [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	0.00%		(27.20%)
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	0.00%		25.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Real Estate [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	0.00%		216.80%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	90.00%		90.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Real Estate [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	0.00%		(94.80%)
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	(45.00%)		(57.50%)
Real Estate [Member] | Sales Comparison [Member] | Farmland [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	(8.30%)		(55.00%)
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	10.00%		10.00%
Real Estate [Member] | Sales Comparison [Member] | Farmland [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	252.50%		388.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	50.00%		35.00%
Real Estate [Member] | Sales Comparison [Member] | Farmland [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	(122.10%)		(166.50%)
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	(30.00%)		(22.50%)
Real Estate [Member] | Income Approach [Member] | Commercial Construction [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Capitalization Rate (in hundredths)			8.50%
Real Estate [Member] | Income Approach [Member] | Residential Real Estate [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Capitalization Rate (in hundredths)	13.75%
Real Estate [Member] | Income Approach [Member] | Commercial Real Estate [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Capitalization Rate (in hundredths)	11.00%		11.00%
Other Real Estate Owned [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	6,128,365		7,019,799
Other Real Estate Owned [Member] | Sales Comparison [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	(40.00%)		(10.00%)
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	0.33%		0.36%
Other Real Estate Owned [Member] | Sales Comparison [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	45.00%		319.10%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	69.36%		87.81%
Other Real Estate Owned [Member] | Sales Comparison [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	(2.50%)		(154.55%)
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	(31.88%)		(29.99%)
Other Real Estate Owned [Member] | Income Approach [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Discount Rate (in hundredths)	9.00%		10.00%
Capitalization Rate (in hundredths)	10.00%
State, County and Municipal [Member] | Recurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	948,390		941,265
State, County and Municipal [Member] | Discounted Cash Flow Member] | Recurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Discount Rate (in hundredths)		[1]		[1]

[1]	The Company relies on a third-party pricing service to value its municipal securities. The details of the unobservable inputs and other adjustments used by the third-party pricing service were not readily available to the Company.